TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel	The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2025	2024	2023
Directors’ remuneration	£	£	£
Salaries and fees	5,387,747	4,879,413	4,008,772
Performance-related payments	3,437,456	2,871,476	1,002,607
Other fixed remuneration (pension and other allowances & non-cash benefits)[1]	589,261	516,442	222,538
Total remuneration	9,414,464	8,267,331	5,233,917

	2025	2024	2023
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	20,322,582	17,250,685	13,235,757
Post-employment benefits	927,003	654,824	611,769
Compensation for loss of office[2]	3,000	—	—
Total compensation	21,252,585	17,905,509	13,847,526
1Included in Other fixed remuneration is an employer pension contribution to a defined contribution scheme of £150,775 (2024: £122,915).
2During 2025 legal fees of £3,000 were paid to one KMP in connection to loss of office. In 2024 and 2023, no compensation for loss of office was paid to Directors or Other KMPs. No payments to past directors have been made in respect of 2025 or 2024.

Summary of Transactions with Directors, Other Key Management Personnel

		2025		2024
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	7	728	6	891
Net movements	2	340	1	(163)
At 31 December	9	1,068	7	728

Deposit, bank and instant access accounts and investments
At 1 January	16	1,271	13	1,176
Net movements	3	785	3	95
At 31 December	19	2,056	16	1,271